Assumptions Used in Determining Benefit Obligation (Detail)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.60%	4.70%
Rate of compensation increase	3.40%	3.50%